KEELEY International Small Cap Value Fund
KEELEY International Small Cap Value Fund
INVESTMENT OBJECTIVE
The KEELEY International Small Cap Value Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 88 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 35 of the Funds’ Statement of Additional Information (“SAI”).
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees KEELEY International Small Cap Value Fund		Class A (KISVX)	Class I (KISIX)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.50%	none
Maximum Deferred Sales Charge (Load)		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of the amount redeemed)	[1]	2.00%	2.00%
Exchange Fee		none	none
[1]	Applies to redemptions placed within 90 days of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses KEELEY International Small Cap Value Fund		Class A (KISVX)	Class I (KISIX)
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.29%	1.29%
Total Annual Fund Operating Expenses		2.64%	2.39%
Fee Waiver and/or Expense Reimbursement	[2]	(1.15%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.49%	1.24%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.49% for Class A Shares and 1.24% for Class I Shares. The waiver excludes expenses related to taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, any costs that the Fund incurs from investments in other investment companies, and brokerage commissions and other charges relating to the purchase and sale of the Fund's portfolio securities. The waiver is in effect through January 31, 2016, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs could be higher or lower, based on these assumptions, your costs would be:
Expense Example KEELEY International Small Cap Value Fund (USD $)	1 Year	3 Years
Class A	595	1,129
Class I	126	635

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As of the date of this prospectus, the Fund has a limited history of operations, and therefore portfolio turnover data is not available.
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund intends to pursue its investment objective by investing in equity securities of foreign companies that have a smaller market capitalization. Under normal market conditions, the Fund will invest no less than 80% of its net assets (plus the amount of any borrowings for investment purposes at market value at the time of purchase) in common stocks and other equity securities (including preferred stock, convertible debt securities, rights, warrants and American Depositary Receipts (“ADRs”)) of “small cap” companies that are domiciled outside of the United States. The Adviser considers “small cap” companies as those with a market capitalization no greater than the largest market capitalization of any company included in the MSCI World ex USA Small Cap Index (which was $7.2 billion as of December 31, 2014). Some of these companies, although considered small by U.S. standards, may rank among the largest in their countries by market capitalization.

The Fund’s primary investment universe includes both developed and emerging foreign countries that possess stable political systems and established rules of law designed to support legitimate and reasonable business practices. The Fund aims to invest a majority of its assets in the securities of companies in developed markets and does not expect to invest more than 20% of its assets in securities of companies located in emerging markets. From time to time, in pursuing its investment objective, the Fund may concentrate a higher percentage of its total assets in a particular geographic region or market sector.

In making investment decisions for the Fund, the Adviser employs a “value” investment philosophy, which is based upon the belief that, at times, the market value of an asset may deviate from its underlying (“intrinsic”) value, and that the market price and the intrinsic value should converge over the long-term. The Adviser believes that the Fund is best positioned to achieve its investment objective when it is invested in securities of quality businesses that are priced significantly below their underlying value. The Adviser follows a rigorous, “bottom-up” investment process that focuses on individual companies (rather than on macroeconomic trends). As part of this process, the Adviser conducts extensive research into, and analyses of, each candidate company’s business fundamentals. The Adviser then uses these findings to derive an independent assessment of intrinsic value for each candidate, which must meet the following criteria to be considered for purchase by the Fund:
  Quality and durability of business operations. The Fund seeks to invest in companies with sustainable competitive advantages, high barriers to market entry and attractive positioning within a product value chain that can generate superior returns and free cash flow throughout an entire economic cycle. The Adviser focuses in particular on companies with the capacity to deliver profitable long-term growth.
  Financial strength. The Fund seeks to invest in companies that have strong and conservatively managed balance sheets, which the Adviser believes help reduce the risk to shareholders of permanent capital loss and provides management teams the ability to build value when attractive opportunities become available. The Fund will invest in companies that demonstrate the ability to generate profitable growth through an entire economic cycle.
  Skilled management. The Fund seeks to invest in companies that the Adviser has identified as having skilled management teams that think and act like owners, and that have a history of generating value through operational excellence and strategic capital allocations.
  Absolute undervaluation. The Fund seeks to invest in companies that allocate capital only to such investments that, in the Adviser’s opinion, offer an appreciable margin of safety (i.e., the difference between a stock’s market price and the Adviser’s estimate of its intrinsic value). The Fund seeks to achieve a margin of safety by investing in companies trading at significant discounts to the Adviser’s estimates of their intrinsic value.
  Presence of a catalyst. The Fund seeks to invest in companies where the Adviser has identified factors that it believes have triggered low market valuations, and where it has further identified one or more catalysts that may cause such companies’ market prices and intrinsic values to converge over time.
The Fund typically will hold approximately 45 to 65 stocks, which generally are diversified by the type of underlying business, sources of cash flows, or reasons for undervaluation. Because the Fund holds a relatively small number of positions, a higher percentage of the Fund’s total assets may be invested in a particular country, geographic region, market sector or industry.

As long as an investment continues to meet the criteria set forth above, the Fund may choose to hold such securities even if the company grows beyond the Fund’s definition of “small capitalization.” However, if at any time less than 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) is invested in small capitalization companies, the Fund will invest only in small capitalization companies until the 80% threshold is restored.

The Fund typically will hold assets that are denominated in a foreign currency. Therefore, the Fund periodically may engage in spot foreign currency transactions to facilitate the settling of the Fund’s purchases and Sales of foreign securities. The Fund typically will not engage in hedging against such currency risks, but reserves the right to do so in limited circumstances.

The Fund may be suitable for the more aggressive section of an investor’s portfolio that seeks to provide international diversification. The Fund is designed for investors who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.
MAIN RISKS
Loss of money is a risk of investing in the Fund.

Equity Risk. The Fund is subject to the typical risks of equity investing, which include, but are not limited to: loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and negative market or other general economic news. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Small Capitalization Company Risk. Investing in securities of small-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid. Small-cap companies may have a shorter history of operations or less diversified product lines – making them more susceptible to market pressures. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.

“Value Style” Investing Risk. Investing in undervalued companies, including companies undergoing restructuring or emerging from bankruptcy, presents special risks, since these companies must overcome the investing public’s negative perceptions, which may have resulted from any number of catalysts or events, including but not limited to, declarations of bankruptcy or corporate restructurings. Often, such companies are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. Generally, companies going through corporate restructuring are more likely than others to remain undervalued. “Value style” investing may fall out of favor with investors and underperform other investment styles. Moreover, there can be no guarantee that the company’s market price will appreciate toward its intrinsic value, as estimated by the Adviser.

Foreign Investment Risk. By investing in foreign securities, the Fund faces the risks relating to such investments, which include: a lack of publicly available information about the issuers of securities; less stringent regulatory oversight; lack of uniform accounting, auditing, tax and financial reporting standards; high inflation rates, unfavorable economic practices; and expropriation and nationalization risks. Foreign stocks may underperform U.S. stocks and may be riskier, more volatile and less liquid than U.S. stocks.

Emerging Market Investment Risk. The risks relating to investments in foreign securities typically are exacerbated in emerging markets. For example, political and economic structures in these countries may be new and changing rapidly, which may cause instability. Their securities markets may be less developed; securities in those markets generally are more volatile. Emerging market countries are more likely to experience high levels of inflation, deflation or currency devaluations; changes in the value of foreign currency could reduce the value of your shares. In addition, the governments of many emerging market countries impose heightened regulation on their securities markets relative to the governments of developed countries. This increased government involvement may impair the economic growth of companies in those emerging markets.

Currency Risk. Investing in securities of foreign companies exposes the Fund to currency and exchange risks. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. The Fund generally will not hedge against such currency risks.

ADR Risk. Instead of investing directly in a foreign security, the Fund at times may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer. ADRs may be subject to certain of the currency, political, economic and market risks associated with direct investments in the securities of foreign companies, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the Fund’s ability to convert an ADR into the underlying foreign security and vice versa, which may cause the security of the foreign company to trade at a discount or premium to the market price of the related ADR.

Market Sector Concentration Risk. In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. In doing so, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks may include, but are not limited to: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Geographic Concentration Risk. At times the Fund may concentrate its investments in the securities of issuers in a particular country or geographic region, thereby subjecting the Fund to the risks of investing in that particular country or region. Such risks may include adverse market, political, regulatory, and geographic events such as war; acts of terrorism; ethnic, religious or racial conflicts; the imposition of regulatory barriers; adverse weather; natural disasters; supply and demand disruptions; or changes in labor conditions and technology. To the extent that the Fund has invested a significant portion of its assets in the securities of companies in a single region or country, these risks may be greater.

Issuer-Specific Risk. The Fund generally will invest in a relatively small portfolio of approximately 45 to 65 stocks. As a result, the depreciation of any one stock held by the Fund will have a greater impact on the Fund than it would if the Fund had invested in a larger number of stocks.
PERFORMANCE
The Fund is new and does not yet have a full calendar year of performance history. Once it has a full calendar year of performance, total return information for the Fund will be presented here. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.